As filed with the Securities and Exchange Commission on May 27, 2021

Securities Act Registration No. 333-183489

Investment Company Act Reg. No. 811-22739

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 69 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 75 ☒

(Check appropriate box or boxes.)

__________________

INDEXIQ ACTIVE ETF TRUST

(Exact Name of Registrant as Specified in Charter)

_____________________

51 Madison Avenue

New York, NY 10010

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 474-7725

____________________

Matthew V. Curtin, Esq.

IndexIQ Advisors LLC

51 Madison Avenue

New York, NY 10010

______________________

☐	Immediately upon filing pursuant to paragraph (b)
☒	on June 25, 2021, pursuant to paragraph (b)(1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on _______, pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on _______, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

Explanatory Note

This Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A is being filed solely for the purpose of delaying until June 25, 2021, the effectiveness of the registration statement for IQ MacKay California Municipal Intermediate ETF (the “Fund”) filed in Post-Effective Amendment No. 29 on July 13, 2020, the effectiveness of which was delayed pursuant to Post-Effective Amendment No. 38, filed on September 24, 2020, Post-Effective Amendment No. 41, filed on October 22, 2020, Post-Effective Amendment No. 44, filed on November 19, 2020, Post-Effective Amendment No. 47, filed on December 10, 2020; Post-Effective Amendment No. 51, filed on January 7, 2021, Post-Effective Amendment No. 55, filed on February 4, 2021, Post-Effective Amendment No. 57, filed on March 4, 2021, Post-Effective Amendment No. 61, filed on April 1, 2021, and Post-Effective Amendment No. 67, filed on April 29, 2021.

This Post-Effective Amendment No. 69 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 29. This Post-Effective Amendment does not affect the currently effective prospectuses and statements of additional information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 69 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on this 27th day of May, 2021.

INDEXIQ ACTIVE ETF TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
Reena Aggarwal*	Trustee	May 27, 2021
Reena Aggarwal

Michael A. Pignataro*	Trustee	May 27, 2021
Michael A. Pignataro

Paul D. Schaeffer*	Trustee	May 27, 2021
Paul D. Schaeffer

/s/ Kirk C. Lehneis	Trustee, President and	May 27, 2021
Kirk C. Lehneis	Principal Executive Officer

/s/ Adefolahan Oyefeso	Treasurer, Principal Financial Officer,	May 27, 2021
Adefolahan Oyefeso	and Principal Accounting Officer

/s/ Matthew V. Curtin
Matthew V. Curtin, Attorney-in-fact*

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED